Revenue - Schedule of Disaggregation of Revenue by Service Type (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Disaggregation of Revenue [Line Items]
Total Revenue	$ 92,132	$ 76,923	$ 271,589	$ 235,908	$ 327,274	$ 315,362
Flights | Services transferred at a point in time:
Disaggregation of Revenue [Line Items]
Total Revenue	86,660	72,853	255,175	223,357	308,283	303,299
Aircraft Management Services | Services transferred at a point in time:
Disaggregation of Revenue [Line Items]
Total Revenue	430	551	1,747	551	1,942	0
Memberships | Services transferred over time:
Disaggregation of Revenue [Line Items]
Total Revenue	(152)	852	1,171	3,658	4,005	5,458
MRO | Services transferred over time:
Disaggregation of Revenue [Line Items]
Total Revenue	3,088	1,521	7,721	5,255	7,166	4,606
Fractional ownership purchase price | Services transferred over time:
Disaggregation of Revenue [Line Items]
Total Revenue	$ 2,106	$ 1,146	$ 5,775	$ 3,087	$ 5,877	$ 1,999